Borrowings (Tables)	12 Months Ended
Mar. 31, 2018
Borrowings.
Schedule of borrowings, current and non-current

	March 31,
	Term	2017	2018
Current
Finance lease liabilities	Less than 1 year	4,544	4,920
Vehicle loan	Less than 1 year	9,430	14,310
Secured loan from banks/NBFC's*	Less than 1 year	—	472,630

Total		13,974	491,860

Non-Current
Finance lease liabilities	More than 1 year	8,307	3,992
Vehicle loan	More than 1 year	22,595	31,813
Secured loan from banks/NBFC's*	More than 1 year	—	324,164

Total		30,902	359,969

*          Non-Banking Financial Company

Schedule of borrowings, by type

				Carrying amount
	Currency	Interest Rate	Year of Maturity	March 31,
				2017	2018
Secured bank loans/NBFC's	INR	14.75%	2019 - 2020	—	400,116
Vehicle loan	INR	8 - 10%	2017 - 2022	32,025	46,123
Finance lease liabilities	SGD	2.99% to 3.18%	2019 - 2021	12,851	8,913
Secured bank loans	USD	9.0%	2019 - 2020	—	396,677

				44,876	851,829

Schedule of warrants issued

	Number of shares	Date of issue	Exercise price	Expiration date
Silicon Valley Bank—Convertible to preference shares—Series D*	31,293	27-Nov-13	INR 465.36 ($7.19)	26-Nov-20
Silicon Valley Bank—Convertible to preference shares—Series E*	25,749	27-Nov-13	INR 251.12 ($3.88)	26-Nov-20
Macquarie Corporate Holdings Pty Limited—Ordinary shares**	46,458	24-Jul-15	INR 1,751.46 ($26.90))	24-Jul-23
Innoven Capital—Ordinary shares	154,000	12-Sep-17	INR 781.32 ($12)	12-Sep-22

*           Silicon Valley Bank warrants were converted into 10,865 ordinary shares pursuant to net settlement date during the financial year 2017.

**        On December 16, 2016, the Parent Company converted its preference shares into ordinary shares and effectuated a reverse 5.4242194-for-one share split of its ordinary shares as well as a 5.4242194-for-one adjustment with respect to the number of ordinary shares underlying its share options and a corresponding adjustment to the exercise prices of such options.